Document and Entity Information	Sep. 04, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000751364
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	NATIONAL RETAIL PROPERTIES, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-11290
Entity Tax Identification Number	56-1431377
Entity Address, Address Line One	450 South Orange
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 900
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	(407)
Local Phone Number	265-7348
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NNN
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.700% Series E Preferred Stock, $0.01 par value
Trading Symbol	NNN/PE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.200% Series F Preferred Stock, $0.01 par value
Trading Symbol	NNN/PF
Security Exchange Name	NYSE